Financial Highlights (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Financial Highlights [Abstract]
Schedule Of Weighted Average Number Of Units For Each Series

	Three months ended June 30,		Six months ended June 30,		Date of first issuance
	2017	2016	2017	2016

Series 1	152,390.722	157,094.496	154,736.764	160,040.020	July 23, 2001
Series 2	6.797	6.797	6.797	17.460	April 1, 2010
Series 3	16,634.319	14,425.482	16,607.481	14,393.200	September 1, 2009
Series 4	3,246.975	2,789.892	3,203.759	2,730.889	November 1, 2010

	Years ended December 31,			Date of first issuance
	2016	2015	2014

Series 1	159,980.042	182,693.002	226,646.771	July 23, 2001
Series 2	12.094	39.121	71.411	April 1, 2010
Series 3	14,762.240	14,145.541	16,444.909	September 1, 2009
Series 4	2,774.133	2,496.701	2,198.058	November 1, 2010